Fair value measurement - Fair value hierarchy (Details) - Recurring basis - CNY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Assets
Short-term investments	¥ 104,403	¥ 28,478
Restricted cash and escrow receivables	13,380	15,479
Listed equity securities	95,575	66,303
Convertible and exchangeable bonds	5,936	4,704
Option agreements	2,215	1,666
Others	7,059	8,110
Assets	228,568	124,740
Liabilities
Contingent consideration in relation to investments and acquisitions	2,482	4,400
Interest rate swap contracts and others	427	494
Liabilities	2,909	4,894
Level 1
Assets
Short-term investments	4	64
Restricted cash and escrow receivables	13,380	15,479
Listed equity securities	95,575	66,303
Others	492	144
Assets	109,451	81,990
Level 2
Assets
Short-term investments	104,399	28,414
Convertible and exchangeable bonds	487	709
Option agreements	2,100	1,521
Others	3,752	5,114
Assets	110,738	35,758
Liabilities
Interest rate swap contracts and others	207	156
Liabilities	207	156
Level 3
Assets
Convertible and exchangeable bonds	5,449	3,995
Option agreements	115	145
Others	2,815	2,852
Assets	8,379	6,992
Liabilities
Contingent consideration in relation to investments and acquisitions	2,482	4,400
Interest rate swap contracts and others	220	338
Liabilities	¥ 2,702	¥ 4,738